Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Parenthetical) (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Apr. 07, 2009
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury shares, shares (in shares)	2,730,000	1,510,000
Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	200,000,000
Ordinary shares, outstanding (in shares)	34,089,000	22,977,000
Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	97,740,000
Ordinary shares, outstanding (in shares)	70,250,000	82,490,000
Changyou.com Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury shares, shares (in shares)	2,730,000	1,510,000
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	200,000,000
Ordinary shares, outstanding (in shares)	34,089,000	22,977,000	17,250,000
Changyou.com Limited [Member] | Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share (in US dollars per share)	$ 0.01
Ordinary shares, authorized (in shares)	97,740,000
Ordinary shares, outstanding (in shares)	70,250,000	82,490,000